ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Proportion of voting rights held by non-controlling interests	20.00%
Bottom of range [member] | Brand names [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10
Top of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Proportion of voting rights held by non-controlling interests	50.00%
Top of range [member] | Computer software [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	7 years
Top of range [member] | Brand names [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15 years